Note 13 - Right-of-use assets, net and lease liabilities (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis of operating lease payments [line items]
Repayments of lease liabilities	$ 66.9	$ 68.6
Repayment of interest on lease liabilities	$ 4.8	$ 5.1
Not later than one year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Remaining lease payments to be made, percentage	34.00%	31.00%
Later than one year and not later than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Remaining lease payments to be made, percentage	41.00%	46.00%
Later than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Remaining lease payments to be made, percentage	25.00%	23.00%